Foreside Fund Services, LLC
 3 Canal Plaza, Suite 100
Portland, Maine 04101
VIA EDGAR
May 26, 2015
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn:	Ms. Karen Rossotto
Re:	Evanston Alternative Opportunities Fund (the “Fund”)
Post-Effective Amendment No. 3 to Registration Statement on Form N-2 (File Nos. 333-191847 and 811-22904) (the “Registration Statement”)

Dear Ms. Rossotto:
The undersigned, as distributor of the above-captioned Fund, hereby joins in the Fund’s request that the effectiveness of Post-Effective Amendment No.3 to the Fund’s Registration Statement on Form N-2, as amended, be accelerated to May 28, 2015, or as soon thereafter as possible.

Very truly yours, FORESIDE FUND SERVICES, LLC
By:	/s/ Mark Fairbanks Mark Fairbanks, President